Stockholders' Equity (Details) $ in Thousands			3 Months Ended	12 Months Ended
	Jun. 11, 2021 USD ($)	Jun. 11, 2019 VOTE shares	Mar. 31, 2022 USD ($) VOTE shares	Dec. 31, 2021 VOTE	Dec. 31, 2020 shares	Oct. 22, 2020 shares	Dec. 31, 2019 shares
Common Units [Line Items]
Common unit issued (in shares)					100
Common unit, outstanding (in shares)					100
Voting right per share | VOTE			1	1
Stock Repurchased During Period, Shares			9,952,803
Stock Repurchased During Period, Value | $			$ 57,350
Treasury Stock [Member]
Common Units [Line Items]
Stock Repurchased During Period, Shares			9,952,803
Stock Repurchased During Period, Value | $			$ 57,350
Cash Distribution | Minimum
Common Units [Line Items]
Distribution threshold | $	$ 50,000
Common Class A
Common Units [Line Items]
Common unit issued (in shares)						900	900
Common unit, outstanding (in shares)						900	900
Common Class B
Common Units [Line Items]
Common unit issued (in shares)		100
Voting right per share | VOTE		0